UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	PGIM Global High Yield Fund, Inc.
(Formerly known as PGIM Global Short Duration High Yield Fund, Inc.)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2019

Date of reporting period:	1/31/2019

Item 1 – Reports to Stockholders

PGIM GLOBAL HIGH YIELD FUND, INC.

(Formerly known as PGIM Global Short Duration High Yield Fund, Inc.)

SEMIANNUAL REPORT

JANUARY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You should contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: High level of current income

Highlights (unaudited)

•

The Fund benefited from strong industry selection, highlighted by positioning in emerging market sovereign bonds and overweights to the cable & satellite, healthcare & pharmaceuticals, and media & entertainment industries.

•

Overall issue selection also positively contributed to results, principally within the electric utilities, retail & restaurant, and capital goods industries. Bond selection within telecom also boosted returns.

•

Despite benefitting from individual issue selection in the retail & restaurant sector, from an industry perspective, an overweight to this sector was the largest detractor from returns. An overweight to aerospace & defense, coupled with an underweight to financials, also detracted.

•	Issue selection within midstream energy, building materials & home construction, and aerospace & defense all hurt performance.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Global High Yield Fund, Inc.	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global High Yield Fund, Inc.* informative and useful. The report covers performance for the six-month period ended January 31, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.**

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global High Yield Fund, Inc.

March 15, 2019

*On March 7, 2019, this Fund was renamed from the PGIM Global Short Duration High Yield Fund, Inc. to the PGIM Global High Yield Fund, Inc.

**The Prudential Day One Funds did not change their names.

PGIM Global High Yield Fund, Inc.	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain more recent performance data by visiting our website at pgiminvestments.com.

Investment Objective

The Fund seeks to provide a high level of current income by investing primarily in higher-rated, below-investment-grade fixed income instruments of issuers located around the world, including emerging markets.* The Fund seeks to maintain a weighted average portfolio duration of three years or less and a weighted average maturity of five years or less.**

*There can be no guarantee the Fund will achieve its objective. Higher-rated high yield bonds, commonly referred to as “junk bonds,” are below investment grade and are considered speculative. They are rated Ba, B by Moody’s Investors Service, Inc. (Moody’s); BB, B by S&P Global Ratings (S&P) and Fitch, Inc. (Fitch); or comparably rated by another nationally recognized statistical rating organization (NRSRO), or if unrated, are considered by PGIM Fixed Income to be of comparable quality.

**After the reporting period on March 7, 2019, the Board of Directors approved a change to a non-fundamental investment policy to permit the Fund to invest, under normal market conditions, in instruments of any duration or maturity and to remove the limit on investments in high yield instruments rated in the lower rating categories (Caa1 or lower by Moody’s, CCC+ or lower by S&P or Fitch, or comparably rated by another NRSRO).

Performance Snapshot as of 1/31/19
Price Per Share	Total Return for Six Months Ended 1/31/19
$15.94 (NAV)	1.71%
$13.85 (Market Price)	5.40%

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan. The NAV presented in the table above may differ from the NAV in the financial statements which may reflect adjustments to conform to generally accepted accounting principles.

Source: PGIM Investments LLC.

Key Fund Statistics as of 1/31/19
Duration	2.7 years	Average Maturity	3.6 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the Fund’s bonds.

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Credit Quality expressed as a percentage of total investments as of 1/31/19 (%)
BBB	5.6
BB	38.7
B	47.8
CCC	6.6
CC	0.3
Not Rated	1.0
Cash/Cash Equivalents	–0.1
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Negative weightings may result from specific circumstances (including timing differences between trade and settle dates of securities purchased by the funds) and/or the use of certain financial instruments, including derivatives, which may be used to gain or reduce market exposure and/or risk management.

Yield and Dividends as of 1/31/19
Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Yield at Market Price as of 1/31/19
$0.50	$0.0825	7.15%

Yield at Market Price is the annualized rate determined by dividing the current monthly dividend paid per share by the market price per share as of January 31, 2019.

PGIM Global High Yield Fund, Inc.	7

Strategy and Performance Overview (unaudited)

How did the Fund perform?

For the six-month reporting period that ended January 31, 2019, the PGIM Global High Yield Fund, Inc. returned 5.40% based on market price and 1.71% based on net asset value (NAV). For the same period, the Bloomberg Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index (the Index) returned 1.94%, and the Lipper Closed End High Yield Leveraged Funds Average returned –0.24%. All Fund returns reflect reinvestment of dividends.

What were conditions like in the short-term global high yield corporate bond market?

•

The short-duration, higher-quality sub-style of global high yield bonds, as measured by the Index (dollar hedged), returned 1.94% for the period, outperforming the global broad high yield market. Duration is a measure of a bond’s price sensitivity to interest rate changes over time.

•

Prior to the last month in the reporting period, global high yield bonds were shaping up to finish in negative territory from a total return perspective, as an escalating US-China trade war, several profit warnings at the individual credit level, and concerns over further rate hikes by the Federal Reserve (the Fed) pushed spreads wider for the asset class. Total returns for the Bloomberg Barclays Global High Yield Index, the measure for the broad global high yield debt market, were negative in four out of the first five months of the period. However, in January 2019 sentiment improved substantially on the back of a strong jobs report, the Fed’s dovish narrative, and increasing oil and equity prices amid optimism regarding US-China trade talks. The Index rallied sharply in January, more than offsetting the negative returns through the first five months of the period. From an industry perspective the top performers during the period were healthcare, electric utilities, cable, and air transportation. The worst-performing industries were energy, aerospace, and automotive. The option-adjusted spread on the Index widened 73 basis points (bps) for the period, closing at +454 bps. One basis point is 0.01%.

•

Across the regional components of the Index, the emerging markets component significantly outperformed the broader index by about 165 basis points. Both the US and European high yield corporate components lagged, returning +1.08% and +0.09%, respectively. This theme was consistent with the performance of the shorter-duration, higher-quality sleeve of the global high yield market. (All returns are US-dollar hedged, Source: Bloomberg Barclays.)

What worked?

•

The Fund benefited from strong industry selection, highlighted by positioning in emerging market sovereign bonds and overweights to the cable & satellite, healthcare & pharmaceuticals, and media & entertainment industries.

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•

Overall issue selection also positively contributed to results, principally within the electric utilities, retail & restaurant, and capital goods industries. Bond selection within telecom also boosted returns.

•	A few of the largest single credit contributors to returns included positioning within Cooperative Muratori, NRG Energy Inc., and the Republic of Turkey.

What didn’t work?

•

Despite benefitting from individual issue selection in the retail & restaurant sector, from an industry perspective, an overweight to this sector was the largest detractor from returns. An overweight to aerospace & defense, coupled with an underweight to financials, also detracted.

•	Issue selection within midstream energy, building materials & home construction, and aerospace & defense all hurt performance.

•	A few of the largest single name positions which limited results over the period were High Mesa Holdings LP, Ferrellgas Partners LP, Bombardier Inc., and Galapagos NV.

How did the Fund’s borrowing (leverage) strategy affect its performance and distributions?

•	The Fund’s use of leverage contributed positively to NAV performance and shareholder distributions, as both the returns and income earned on the securities purchased exceeded the cost of borrowing.

•	As of January 31, 2019, the Fund had borrowed $263 million and was about 28.7% leveraged. During the reporting period, the average amount of leverage utilized by the Fund was about 29%.

Did the Fund have exposure to derivatives, and how did they affect performance?

•

Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars. Changes in the value of non-dollar bonds due to currency fluctuations were offset by the derivative positions, so the use of foreign currency exchange contracts had a minimal effect on performance on a net basis.

Current outlook

•

A combination of solid fundamentals (strong earnings and low defaults), favorable supply technicals, and a belief that near-term risks (US-China trade war, Fed tightening, Brexit, and Italian budget concerns) are priced into the market, thus paving the way for a relief rally in early 2019, leaves PGIM Fixed income modestly constructive on global high yield in the near term. Longer-term concerns over slowing economic growth have been offset by the meaningful spread widening late in 2018 and makes the risk-reward profile within

PGIM Global High Yield Fund, Inc.	9

Strategy and Performance Overview (continued)

global high yield seem more symmetrical than it was in the third quarter of 2018. Indeed, the resolution of some of the aforementioned risks could be a catalyst for significant spread tightening and large excess returns in 2019, in PGIM Fixed Income’s view. And while a recession (or the increased probability of one) could prompt additional significant spread widening, at least the upside/downside dynamic is currently more balanced. In general, PGIM Fixed Income expects defaults to remain low in 2019. In terms of positioning, PGIM Fixed Income favors single-B issuers, remains cautious on commodities, and maintains overweights to independent power producers and US consumer-related issuers.

Were there any material changes to the Fund’s management?

There were no changes during the reporting period. However, on March 7, 2019, the Board of Directors approved a change to a non-fundamental investment policy to permit the Fund to invest, under normal market conditions, in instruments of any duration or maturity and to remove the limit on investments in high yield instruments rated in the lower rating categories (Caa1 or lower by Moody’s, CCC+ or lower by S&P or Fitch, or comparably rated by another NRSRO). The Board of Directors also approved to change the name of the Fund to “PGIM Global High Yield Fund, Inc.” and to change the Fund’s benchmark to the Bloomberg Barclays Global High Yield 2% Issuer Constrained (USD Hedged) Index. Fund management believes that the Bloomberg Barclays Global High Yield 2% Issuer Constrained (USD Hedged) Index is more relevant due to the change in the Fund’s investment policy. As a result of the policy change, the Fund has increased its monthly shareholder distribution to $0.1000 from $0.0825 beginning in March 2019. Effects of the change in policy are not reflected in financial statements ended January 31, 2019.

Benchmark Definitions

Bloomberg Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index—The Bloomberg Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index is an unmanaged index which represents the performance of short duration higher-rated high yield bonds in the United States, developed markets, and emerging markets.

Lipper Closed End High Yield Leveraged Funds Average—The Lipper Closed End High Yield Funds (Leveraged) Average (Lipper Average) represents returns based on an average return of 35 funds in the Lipper Closed-End High Yield Funds (Leveraged) universe.

Investors cannot invest directly in an index or average.

Looking for additional information?

The Fund is traded under the symbol “GHY,” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XGHYX” on most financial websites. Barron’s and the Wall Street Journal’s

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Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on pgiminvestments.com.

In a continuing effort to provide information concerning the Fund, shareholders may go to pgiminvestments.com or call (800) 451-6788 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price, and other information.

PGIM Global High Yield Fund, Inc.	11

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 138.6%

BANK LOANS 24.7%

Canada 1.5%
Quebecor Media, Inc., Facility B-1 Tranche, 3 Month LIBOR + 2.250%	4.866	%(c)	08/17/20		1,800	$1,786,500
Xplornet Communications, Inc., New Term B Loan, 3 Month LIBOR + 4.000%^	6.803	(c)	09/09/21		8,082	7,981,337

						9,767,837

France 3.2%
Financiere Verdi I SAS, Facility B1, 3 Month GBP LIBOR + 4.750%	5.662	(c)	07/21/23	GBP	6,000	7,808,586
HomeVI, Senior Facility B, 3 Month EURIBOR + 3.000%	3.000	(c)	10/31/24	EUR	2,650	3,012,119
Thom Europe, Facility B, 3 Month EURIBOR + 4.500%	4.500	(c)	08/07/24	EUR	5,100	5,554,328
WowMidco SAS, Facility B2, 6 Month EURIBOR + 3.500%	3.500	(c)	03/16/23	EUR	4,000	4,563,128

						20,938,161

Germany 0.4%
Nidda Healthcare Holding AG, Facility C GBP, 3 Month GBP LIBOR + 4.250%	5.129	(c)	08/21/24	GBP	2,300	2,946,641

Luxembourg 1.2%
Intelsat Jackson Holdings SA,
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	6.252	(c)	11/27/23		4,000	3,960,716
Tranche B-5 Term Loan	6.625		01/02/24		3,695	3,701,160

						7,661,876

Netherlands 0.0%
Jacobs Douwe Egberts International BV, Term B EUR Loan, 3 Month EURIBOR + 2.000%	2.500	(c)	11/01/25	EUR	202	231,195

Saint Lucia 0.4%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.960	(c)	05/27/24		2,814	2,571,641

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Sweden 0.6%
Unilabs Diagnostics AB, Facility B2, 1 - 4 Month EURIBOR + 2.833%	2.833	%(c)	04/19/24	EUR	3,300	$3,686,786

United Kingdom 2.4%
Camelia Bidco Ltd., Facility B1, 3 Month GBP LIBOR + 4.750%	5.662	(c)	10/10/24	GBP	2,200	2,857,377
Eagle Bidco Ltd., Facility B, 3 Month GBP LIBOR + 4.750%	5.481	(c)	05/12/22	GBP	3,650	4,747,830
EG Finco Ltd.,
Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750	(c)	04/20/26	EUR	2,675	2,973,770
Term B, 3 Month GBP LIBOR + 4.750%	5.655	(c)	02/06/25	GBP	4,019	5,117,724
Richmond UK Bidco Ltd., Facility B, 1 Month GBP LIBOR + 4.250%	4.981	(c)	03/03/24	GBP	233	281,626

						15,978,327

United States 15.0%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.249	(c)	02/27/23		3,514	3,513,547
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.999	(c)	08/04/25		1,805	1,811,370
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	7.053	(c)	10/02/25		4,050	3,949,212
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.749	(c)	02/15/21		3,672	3,497,634
Diamond BV, Initial USD Term Loan, 2 - 3 Month LIBOR + 3.000%	5.689	(c)	09/06/24		3,700	3,473,375
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	9.336	(c)	07/12/23		1,937	1,932,656
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.249	(c)	10/01/25		5,890	5,652,297
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	6.303	(c)	06/13/24		2,000	1,918,438

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

United States (cont’d.)
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.519	%(c)	07/08/22		1,569	$1,562,423
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	5.249	(c)	02/01/22		4,835	4,798,884
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.749	(c)	08/05/22		2,302	2,291,367
JBS USA Lux SA, Initial Term Loan, 1 - 3 Month LIBOR + 2.500%	5.200	(c)	10/30/22		5,239	5,178,335
Kiwi VFS SUB II Sarl, Facility B1 Loan, 3 Month GBP LIBOR + 3.875%	4.714	(c)	07/29/24	GBP	3,875	5,037,962
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 3.500%/PRIME + 2.500%	6.999	(c)	04/26/24		7,959	7,909,418
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	11.000	(c)	09/29/25		2,040	2,058,280
Term B EUR Loan, 3 Month EURIBOR + 3.500%	3.500	(c)	09/30/24	EUR	1,386	1,585,222
Term B USD Loan, 1 Month LIBOR + 3.750%	6.250	(c)	09/30/24		5,011	4,977,665
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%^	6.020	(c)	11/06/24		2,843	2,796,625
NRG Energy, Inc., Term Loan	—	(p)	06/30/23		598	587,788
NVA Holdings, Inc., Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%	5.249	(c)	02/02/25		1,746	1,667,072
Radiate HoldCo LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	5.499	(c)	02/01/24		1,890	1,830,419
Sally Holdings LLC, Term B-2 Loan^	4.500		07/05/24		3,255	3,067,837
Shearer’s Foods LLC, First Lien Term Loan, 1 Month LIBOR + 4.250%	6.749	(c)	06/30/21		2,496	2,448,172
Solenis International LP, First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	6.707	(c)	12/26/23		3,980	3,902,060
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	6.250	(c)	07/07/22		3,282	3,272,078
Symantec Corp., Term A-5 Loan, 1 Month LIBOR + 1.750%	4.270	(c)	08/01/21		2,493	2,474,181

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

United States (cont’d.)
Tilney Ltd., Term Loan	—	%(p)	12/31/25		3,025	$3,848,550
Verisure Holding AB, Facility B1E, 3 Month EURIBOR + 3.000%	3.000	(c)	10/21/22	EUR	3,000	3,375,846
Vistra Operations Co. LLC, Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.499	(c)	08/04/23		4,489	4,398,779
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	6.499	(c)	10/10/24		2,940	2,694,179

						97,511,671

TOTAL BANK LOANS (cost $162,994,940)						161,294,135

CORPORATE BONDS 101.5%

Argentina 0.6%
Cablevision SA,
Sr. Unsec’d. Notes	6.500		06/15/21		500	488,125
Sr. Unsec’d. Notes, 144A	6.500		06/15/21		2,286	2,231,707
YPF SA, Sr. Unsec’d. Notes	8.500		03/23/21		1,500	1,527,731

						4,247,563

Bahrain 0.1%
Oil & Gas Holdings Co. BSCC (The), Sr. Unsec’d. Notes, 144A	7.625		11/07/24		380	403,159

Brazil 1.7%
Banco do Brasil SA, Gtd. Notes(aa)	3.875		10/10/22		2,000	1,968,000
Braskem Finance Ltd., Gtd. Notes, 144A	5.750		04/15/21		4,000	4,146,040
Caixa Economica Federal, Sr. Unsec’d. Notes, 144A(aa)	3.500		11/07/22		1,000	966,200
Petrobras Global Finance BV,
Gtd. Notes	6.125		01/17/22		297	312,281
Gtd. Notes(aa)	6.250		03/17/24		3,500	3,682,875

						11,075,396

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada 6.4%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.500%	12/01/24		8,300	$8,051,000
Sr. Unsec’d. Notes, 144A(aa)	8.750	12/01/21		6,325	6,714,304
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	6.125	07/01/22		2,000	1,960,000
Entertainment One Ltd., Sr. Sec’d. Notes(aa)	6.875	12/15/22	GBP	2,540	3,436,394
IAMGOLD Corp., Gtd. Notes, 144A(aa)	7.000	04/15/25		975	951,844
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A(aa)	6.875	12/15/23		3,175	3,087,370
MEG Energy Corp.,
Gtd. Notes, 144A(aa)	6.375	01/30/23		6,350	5,619,750
Gtd. Notes, 144A(aa)	7.000	03/31/24		400	353,000
Mercer International, Inc., Sr. Unsec’d. Notes(aa)	7.750	12/01/22		711	739,440
New Gold, Inc., Gtd. Notes, 144A(aa)	6.250	11/15/22		1,220	1,125,450
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24		3,060	2,907,000
Sr. Unsec’d. Notes, 144A(aa)	5.250	08/01/23		2,630	2,557,122
Quebecor Media, Inc., Sr. Unsec’d. Notes(aa)	5.750	01/15/23		2,330	2,399,900
Rockpoint Gas Storage Canada Ltd., Sr. Sec’d. Notes, 144A(aa)	7.000	03/31/23		2,175	2,120,625

					42,023,199

Chile 0.5%
VTR Finance BV, Sr. Sec’d. Notes, 144A(aa)	6.875	01/15/24		3,233	3,329,667

China 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, Sr. Sec’d. Notes, 144A	7.500	05/01/25		625	595,312

France 1.6%
Banijay Group SAS, Sr. Sec’d. Notes, 144A(aa)	4.000	07/01/22	EUR	375	439,955

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)
Loxam SAS,
Sr. Sec’d. Notes, 144A(aa)	3.500%		04/15/22	EUR	1,600	$1,866,301
Sr. Sub. Notes(aa)	7.000		07/23/22	EUR	2,633	3,125,072
Picard Groupe SAS, Sr. Sec’d., 144A, 3 Month EURIBOR + 3.000%(aa)	3.000	(c)	11/30/23	EUR	4,350	4,782,326

						10,213,654

Germany 2.0%
BMBG Bond Finance SCA, Sr. Sec’d. Notes, 144A	3.000		06/15/21	EUR	2,000	2,313,945
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, 144A, Cash coupon 2.750% or PIK 3.500%(aa)	2.750		09/15/21	EUR	8,500	9,729,074
Sr. Sec’d. Notes, 144A, Cash coupon 4.125% or PIK 4.875%(aa)	4.125		09/15/21		1,075	1,050,812

						13,093,831

Guatemala 0.2%
Comunicaciones Celulares SA Via Comcel Trust, Sr. Unsec’d. Notes	6.875		02/06/24		1,000	1,033,346

India 0.1%
ABJA Investment Co. Pte Ltd., Gtd. Notes(aa)	5.950		07/31/24		651	656,429

Indonesia 0.8%
Indonesia Asahan Aluminium Persero PT, Sr. Unsec’d. Notes, 144A	5.230		11/15/21		3,175	3,278,591
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450		05/05/24		1,750	1,637,195
TBG Global Pte Ltd., Gtd. Notes(aa)	5.250		02/10/22		522	520,722

						5,436,508

Ireland 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A	6.750		05/15/24	EUR	400	483,638
Sr. Sec’d. Notes, 144A	4.250		09/15/22		2,425	2,400,265

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Ireland (cont’d.)
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A	5.125%		10/01/23		3,125	$3,172,500
Gtd. Notes, 144A	5.500		01/15/23		750	764,287
eircom Finance DAC, Sr. Sec’d. Notes, 144A	4.500		05/31/22	EUR	1,000	1,167,970
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A	4.500		03/15/23		250	245,313
Gtd. Notes, 144A	5.250		08/15/22		3,750	3,807,375
Gtd. Notes, 144A	5.500		02/15/24		525	532,875

						12,574,223

Israel 0.3%
Teva Pharmaceutical Finance, Sr. Unsec’d. Notes(aa)	3.250		04/15/22	EUR	1,425	1,684,857

Italy 0.4%
Wind Tre SpA, Sr. Sec’d. Notes, 144A(aa)	2.625		01/20/23	EUR	2,625	2,707,043

Jamaica 0.3%
Digicel Group One Ltd.,
First Lien	8.250		12/30/22		488	402,600
Sr. Sec’d. Notes, 144A	8.250		12/30/22		257	212,025
Digicel Group Two Ltd.,
Sr. Unsec’d. Notes	8.250		09/30/22		462	247,170
Sr. Unsec’d. Notes, 144A	8.250		09/30/22		243	130,005
Digicel Ltd.,
Sr. Unsec’d. Notes	6.000		04/15/21		500	462,500
Sr. Unsec’d. Notes, 144A	6.000		04/15/21		400	370,000

						1,824,300

Luxembourg 1.5%
ARD Finance SA, Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125		09/15/23		2,050	1,978,250
Galapagos SA, Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750%	4.439	(c)	06/15/21	EUR	3,146	2,545,838
Swissport Financing Sarl, Gtd. Notes	9.750		12/15/22	EUR	4,505	5,490,874

						10,014,962

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico 0.2%
Petroleos Mexicanos, Gtd. Notes(aa)	4.875%	01/24/22		1,290	$1,257,750

Netherlands 1.1%
GTH Finance BV, Gtd. Notes(aa)	7.250	04/26/23		1,250	1,314,637
United Group BV, Sr. Sec’d. Notes, 144A	4.375	07/01/22	EUR	3,200	3,671,860
UPCB Finance IV Ltd., Sr. Sec’d. Notes, 144A	5.375	01/15/25		250	240,625
Ziggo Bond Co. BV, Sr. Sec’d. Notes(aa)	7.125	05/15/24	EUR	1,600	1,922,923

					7,150,045

Puerto Rico 0.5%
Popular, Inc., Sr. Unsec’d. Notes	6.125	09/14/23		3,475	3,565,350

Russia 2.4%
EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd., Sr. Unsec’d. Notes, 144A	3.800	04/12/20		2,000	1,977,272
Evraz Group SA, Sr. Unsec’d. Notes	6.500	04/22/20		1,000	1,020,570
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.950	07/19/22		645	658,068
Sr. Unsec’d. Notes	6.510	03/07/22		1,470	1,550,850
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		3,500	3,570,910
Sr. Unsec’d. Notes, EMTN	3.600	02/26/21	EUR	2,000	2,406,996
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	1,000	1,368,285
Sberbank of Russia Via SB Capital SA,
Sr. Unsec’d. Notes	5.717	06/16/21		500	512,252
Sr. Unsec’d. Notes	6.125	02/07/22		1,600	1,658,944
VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes	6.551	10/13/20		650	669,912

					15,394,059

South Africa 1.0%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes	5.750	01/26/21		1,905	1,866,527

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Africa (cont’d.)
Sasol Financing International Ltd., Gtd. Notes	4.500%		11/14/22		3,500	$3,461,220
Transnet SOC Ltd.,
Sr. Unsec’d. Notes	4.000		07/26/22		700	670,838
Sr. Unsec’d. Notes, 144A	4.000		07/26/22		740	709,171

						6,707,756

Sweden 0.1%
Perstorp Holding AB, Sr. Sec’d. Notes	7.625		06/30/21	EUR	732	869,515

Turkey 0.6%
Turkiye Garanti Bankasi A/S, Sr. Unsec’d. Notes	6.250		04/20/21		1,000	1,004,112
Turkiye Is Bankasi A/S,
Sr. Unsec’d. Notes	5.000		04/30/20		1,375	1,350,855
Sr. Unsec’d. Notes, 144A, MTN	5.375		10/06/21		1,000	950,000
Sr. Unsec’d. Notes, EMTN	5.375		10/06/21		625	593,750

						3,898,717

United Kingdom 4.9%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125		02/01/22	GBP	425	552,099
Boparan Finance PLC, Sr. Sec’d. Notes(aa)	5.500		07/15/21	GBP	825	817,674
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250		02/28/47	GBP	2,575	3,298,893
EC Finance PLC, Sr. Sec’d. Notes, 144A(aa)	2.375		11/15/22	EUR	950	1,077,853
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%(aa)	5.178	(c)	07/15/20	GBP	182	237,340
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A(aa)	4.250		11/15/19		1,850	1,845,375
Jerrold Finco PLC, Sr. Sec’d. Notes, 144A, MTN(aa)	6.250		09/15/21	GBP	1,850	2,418,566
Jewel UK Bondco PLC, First Lien, 144A(aa)	8.500		04/15/23	GBP	2,025	2,531,979
Kelda Finance No. 3 PLC, Sr. Sec’d. Notes(aa)	5.750		02/17/20	GBP	1,370	1,796,886

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)
McLaren Finance PLC, Sr. Sec’d. Notes, 144A(aa)	5.000%		08/01/22	GBP	1,125	$1,370,457
Newday Bondco PLC,
First Lien, 144A, 3 Month GBP LIBOR + 6.500%(aa)	7.326	(c)	02/01/23	GBP	1,250	1,486,863
Sr. Sec’d. Notes, 144A(aa)	7.375		02/01/24	GBP	1,000	1,206,566
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes, 144A(aa)	4.875		03/15/22	GBP	1,275	1,618,772
Sr. Sec’d. Notes, 144A	4.875		03/15/22	GBP	800	1,049,382
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%(aa)	5.276	(c)	03/15/22	GBP	925	1,182,289
TVL Finance PLC, Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.875%	5.762	(c)	05/15/23	GBP	1,200	1,550,243
Virgin Media Finance PLC, Gtd. Notes(aa)	6.375		10/15/24	GBP	633	849,087
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes(aa)	5.500		01/15/21	GBP	1,500	2,080,216
Voyage Care BondCo PLC, Sr. Sec’d. Notes, 144A(aa)	5.875		05/01/23	GBP	1,600	1,940,547
Wagamama Finance PLC, First Lien, 144A(aa)	4.125		07/01/22	GBP	1,250	1,606,705
William Hill PLC, Gtd. Notes(aa)	4.250		06/05/20	GBP	900	1,198,355

						31,716,147

United States 71.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes(aa)	5.125		07/01/22		600	590,250
Gtd. Notes(aa)	5.625		02/15/23		2,225	2,186,063
AK Steel Corp., Sr. Sec’d. Notes(aa)	7.500		07/15/23		2,960	3,011,800
Alliance Data Systems Corp.,
Gtd. Notes, 144A(aa)	5.375		08/01/22		2,815	2,815,000
Gtd. Notes, 144A, MTN(aa)	5.875		11/01/21		3,100	3,123,250
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(aa)	7.875		12/15/24		2,925	2,019,128
AMC Networks, Inc., Gtd. Notes(aa)	4.750		12/15/22		1,400	1,403,500

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
American Axle & Manufacturing, Inc., Gtd. Notes(aa)	7.750%	11/15/19	650	$666,250
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(aa)	5.625	05/20/24	450	444,375
Antero Resources Corp.,
Gtd. Notes(aa)	5.375	11/01/21	1,125	1,130,681
Gtd. Notes(aa)	5.625	06/01/23	550	548,625
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000	04/01/22	5,343	5,710,331
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/21	4,725	4,606,875
B&G Foods, Inc., Gtd. Notes(aa)	4.625	06/01/21	1,775	1,784,408
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	6.500	03/15/22	650	671,938
Beacon Roofing Supply, Inc., Gtd. Notes(aa)	6.375	10/01/23	1,145	1,179,327
Beazer Homes USA, Inc., Gtd. Notes(aa)	8.750	03/15/22	8,350	8,729,925
Blue Cube Spinco LLC, Gtd. Notes(aa)	10.000	10/15/25	255	291,338
Brinker International, Inc., Gtd. Notes, 144A(aa)	5.000	10/01/24	300	286,500
Cablevision Systems Corp., Sr. Unsec’d. Notes(aa)	8.000	04/15/20	530	551,200
Calpine Corp.,
Sr. Sec’d. Notes, 144A(aa)	5.875	01/15/24	650	650,000
Sr. Unsec’d. Notes(aa)	5.375	01/15/23	4,425	4,303,312
Sr. Unsec’d. Notes(aa)	5.500	02/01/24	2,600	2,460,250
Carmike Cinemas, Inc., Sec’d. Notes, 144A(aa)	6.000	06/15/23	2,000	2,032,500
Carvana Co., Gtd. Notes, 144A(aa)	8.875	10/01/23	4,400	4,213,000
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	03/15/22	4,775	4,822,750
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	5.125	02/15/23	400	404,000
Sr. Unsec’d. Notes(aa)	5.250	09/30/22	3,800	3,841,515
Sr. Unsec’d. Notes, 144A(aa)	4.000	03/01/23	2,060	2,009,221

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.) Sr. Unsec’d. Notes, 144A(aa)	5.125%	05/01/23		10,565	$10,706,360
CEC Entertainment, Inc., Gtd. Notes(aa)	8.000	02/15/22		1,700	1,479,000
CenturyLink, Inc., Sr. Unsec’d. Notes, Series S(aa)	6.450	06/15/21		3,895	3,964,331
Chemours Co. (The),
Gtd. Notes(aa)	6.625	05/15/23		6,034	6,237,647
Gtd. Notes(aa)	7.000	05/15/25		2,960	3,089,500
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A	8.125	06/30/24		837	663,323
Sr. Sec’d. Notes(aa)	6.250	03/31/23		1,075	1,026,625
CIT Group, Inc., Sr. Unsec’d. Notes(aa)	5.250	03/07/25		1,100	1,133,000
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(aa)	10.750	02/15/20		8,350	8,496,125
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A(aa)	6.500	11/15/22		3,515	3,594,087
Gtd. Notes, Series A(aa)	7.625	03/15/20		4,315	4,282,637
Gtd. Notes, Series B(aa)	6.500	11/15/22		2,315	2,367,088
Gtd. Notes, Series B(aa)	7.625	03/15/20		1,845	1,842,694
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(aa)	4.875	01/15/24		2,456	2,363,900
Cloud Crane LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24		2,425	2,582,625
CNX Resources Corp., Gtd. Notes(aa)	5.875	04/15/22		3,518	3,500,410
CommScope, Inc.,
Gtd. Notes, 144A(aa)	5.000	06/15/21		340	337,875
Gtd. Notes, 144A(aa)	5.500	06/15/24		1,550	1,449,250
Coty, Inc., Gtd. Notes, 144A(aa)	4.000	04/15/23	EUR	4,675	4,951,539
CSC Holdings LLC,
Sr. Sec’d. Notes, 144A(aa)	5.375	07/15/23		1,000	1,010,950
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21		6,848	6,858,614
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21		5,975	5,984,261
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A(aa)	5.875	06/15/21		4,590	4,664,869
Gtd. Notes, 144A(aa)	7.125	06/15/24		3,180	3,355,069
Denbury Resources, Inc., Sec’d. Notes, 144A(aa)	9.000	05/15/21		300	297,000

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
DISH DBS Corp.,
Gtd. Notes(aa)	5.125%		05/01/20	5,785	$5,799,462
Gtd. Notes(aa)	5.875		07/15/22	585	555,750
Gtd. Notes(aa)	6.750		06/01/21	4,005	4,079,133
Eldorado Resorts, Inc., Gtd. Notes(aa)	7.000		08/01/23	2,600	2,717,000
EMC Corp., Sr. Unsec’d. Notes(aa)	2.650		06/01/20	1,665	1,640,125
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.500		01/30/26	2,325	2,423,813
Everi Payments, Inc., Gtd. Notes, 144A(aa)	7.500		12/15/25	700	691,040
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(aa)	6.750		06/15/23	900	786,375
Sr. Unsec’d. Notes(aa)	6.500		05/01/21	475	415,625
Sr. Unsec’d. Notes(aa)	6.750		01/15/22	800	700,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625		06/15/20	1,100	819,500
Sr. Unsec’d. Notes	8.625		06/15/20	2,975	2,216,375
First Data Corp., Sr. Sec’d. Notes, 144A(aa)	5.375		08/15/23	418	426,099
Freeport-McMoRan, Inc., Gtd. Notes(aa)	3.875		03/15/23	1,650	1,577,813
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A, (original cost $249,375; purchased 06/13/18)(aa)(f)	7.875		11/01/24	250	236,250
GenOn Energy, Inc.,
Sr. Unsec’d. Notes^(d)(kk)	7.875		06/15/17	1,750	656,250
Sr. Unsec’d. Notes^(d)(kk)	9.500		10/15/18	2,875	1,078,125
Sr. Unsec’d. Notes^(d)(kk)	9.875		10/15/20	650	243,750
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 3 Month LIBOR + 6.500%	9.392	(c)	12/01/23	1,152	1,143,162
Global Partners LP/GLP Finance Corp.,
Gtd. Notes(aa)	6.250		07/15/22	825	800,250
Gtd. Notes(aa)	7.000		06/15/23	1,450	1,413,750
Golden Nugget, Inc.,
Gtd. Notes, 144A(aa)	8.750		10/01/25	1,675	1,716,875
Sr. Unsec’d. Notes, 144A(aa)	6.750		10/15/24	2,850	2,850,000
Griffon Corp., Gtd. Notes(aa)	5.250		03/01/22	9,250	9,065,000

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	25

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
HCA Healthcare, Inc., Sr. Unsec’d. Notes(aa)	6.250%	02/15/21		5,000	$5,212,500
HCA, Inc.,
Gtd. Notes(aa)	7.500	02/15/22		4,355	4,768,725
Sr. Sec’d. Notes(aa)	4.750	05/01/23		1,300	1,335,750
Hexion, Inc., Sr. Sec’d. Notes, 144A(aa)	10.375	02/01/22		575	460,000
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(aa)	9.250	06/15/21		468	468,000
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%(aa)	7.125	05/01/21		605	609,538
Infor US, Inc.,
Gtd. Notes(aa)	5.750	05/15/22	EUR	1,550	1,823,038
Gtd. Notes(aa)	6.500	05/15/22		3,930	3,998,775
Informatica LLC, Sr. Unsec’d. Notes, 144A(aa)	7.125	07/15/23		2,130	2,135,325
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	02/15/22		3,025	3,130,875
International Wire Group, Inc., Sec’d. Notes, 144A(aa)	10.750	08/01/21		1,150	1,035,000
Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A	10.250	04/15/23		200	216,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A(aa)	10.250	11/15/22		2,625	2,828,437
Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/21		4,000	4,130,000
Jacobs Entertainment, Inc., Sec’d. Notes, 144A(aa)	7.875	02/01/24		1,550	1,627,965
KB Home,
Gtd. Notes(aa)	7.625	05/15/23		250	262,813
Gtd. Notes(aa)	8.000	03/15/20		350	364,438
L Brands, Inc.,
Gtd. Notes(aa)	5.625	10/15/23		5,525	5,487,485
Gtd. Notes(aa)	6.625	04/01/21		1,325	1,387,938
Gtd. Notes	7.000	05/01/20		250	259,375
Lennar Corp., Gtd. Notes(aa)	4.125	01/15/22		3,125	3,110,312
Level 3 Financing, Inc., Gtd. Notes(aa)	5.625	02/01/23		750	753,750

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Level 3 Financing, Inc., (cont’d.) Gtd. Notes(aa)	6.125%	01/15/21	7,025	$7,042,562
Lions Gate Capital Holdings LLC, Sr. Unsec’d. Notes, 144A	6.375	02/01/24	2,925	2,954,250
M/I Homes, Inc., Gtd. Notes(aa)	6.750	01/15/21	3,125	3,156,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875	04/15/20	805	795,944
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes(aa)	5.500	04/15/21	5,285	5,271,787
MEDNAX, Inc., Gtd. Notes, 144A(aa)	5.250	12/01/23	1,050	1,052,625
Meritage Homes Corp., Gtd. Notes(aa)	7.000	04/01/22	800	841,000
MGM Resorts International,
Gtd. Notes(aa)	6.000	03/15/23	650	674,375
Gtd. Notes(aa)	6.625	12/15/21	325	343,265
Gtd. Notes(aa)	8.625	02/01/19	600	600,000
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(aa)	6.875	08/15/23	2,591	2,668,730
Molina Healthcare, Inc., Gtd. Notes(aa)	5.375	11/15/22	1,300	1,326,000
National CineMedia LLC, Sr. Sec’d. Notes(aa)	6.000	04/15/22	2,925	2,946,937
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(aa)	8.125	07/15/23	6,025	6,098,505
Navient Corp., Sr. Unsec’d. Notes(aa)	6.500	06/15/22	1,025	1,047,089
NCR Corp.,
Gtd. Notes(aa)	4.625	02/15/21	2,000	1,975,000
Gtd. Notes(aa)	5.000	07/15/22	730	717,444
Gtd. Notes(aa)	6.375	12/15/23	1,850	1,854,625
New Home Co., Inc. (The), Gtd. Notes(aa)	7.250	04/01/22	3,500	3,211,250
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(aa)	6.125	02/15/22	1,260	1,269,450
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(aa)	5.000	04/15/22	6,035	6,025,947

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	27

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.750%	11/01/23		500	$501,250
Novelis Corp., Gtd. Notes, 144A(aa)	6.250	08/15/24		2,265	2,279,156
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	04/01/24		1,970	2,024,175
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(aa)	5.625	02/15/24		3,860	3,913,075
PetSmart, Inc., Gtd. Notes, 144A	7.125	03/15/23		3,600	2,259,000
Platform Specialty Products Corp., Gtd. Notes, 144A	6.500	02/01/22		1,875	1,900,781
PQ Corp., Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/22		1,795	1,876,673
PSPC Escrow Corp., Sr. Unsec’d. Notes	6.000	02/01/23	EUR	4,904	5,788,232
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/23		1,240	1,191,950
Range Resources Corp.,
Gtd. Notes(aa)	5.000	03/15/23		2,825	2,700,700
Gtd. Notes(aa)	5.875	07/01/22		1,225	1,228,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes(aa)	5.750	10/15/20		2,092	2,100,254
Sr. Sec’d. Notes, 144A(aa)	5.125	07/15/23		500	500,925
Rite Aid Corp., Gtd. Notes, 144A(aa)	6.125	04/01/23		3,825	3,227,344
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A(aa)	7.375	10/15/24		2,045	2,080,788
Sable International Finance Ltd., Gtd. Notes, 144A	6.875	08/01/22		1,200	1,245,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(aa)	5.500	02/01/21		2,630	2,656,300
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(aa)	5.500	11/01/23		225	224,156
SBA Communications Corp., Sr. Unsec’d. Notes(aa)	4.000	10/01/22		5,430	5,362,125
Scientific Games International, Inc.,
Gtd. Notes(aa)	6.250	09/01/20		225	221,625
Gtd. Notes(aa)	6.625	05/15/21		5,705	5,647,950

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Scientific Games International, Inc., (cont’d.) Gtd. Notes(aa)	10.000%	12/01/22		4,475	$4,704,344
Scotts Miracle-Gro Co. (The), Gtd. Notes(aa)	6.000	10/15/23		800	816,000
Select Medical Corp., Gtd. Notes(aa)	6.375	06/01/21		2,041	2,051,205
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A(aa)	5.875	04/01/23		675	641,250
Sinclair Television Group, Inc.,
Gtd. Notes(aa)	5.375	04/01/21		3,840	3,844,800
Gtd. Notes(aa)	6.125	10/01/22		2,525	2,569,187
Gtd. Notes, 144A(aa)	5.625	08/01/24		2,735	2,648,847
Spectrum Brands, Inc., Gtd. Notes(aa)	6.625	11/15/22		1,700	1,742,500
Sprint Communications, Inc., Sr. Unsec’d. Notes(aa)	6.000	11/15/22		1,735	1,754,519
Sprint Corp.,
Gtd. Notes(aa)	7.250	09/15/21		4,150	4,357,500
Gtd. Notes(aa)	7.875	09/15/23		3,170	3,368,125
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.375	11/15/24		1,350	1,339,875
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A(aa)	10.000	07/15/23		1,875	2,022,656
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(aa)	8.500	04/15/22		2,100	2,197,125
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(aa)	4.875	01/15/23		4,400	4,334,000
Surgery Center Holdings, Inc., Gtd. Notes, 144A(aa)	8.875	04/15/21		2,938	2,996,760
TA MFG. Ltd., Gtd. Notes(aa)	3.625	04/15/23	EUR	2,530	2,931,912
Taylor Morrison Communities, Inc., Gtd. Notes(aa)	6.625	05/15/22		2,475	2,518,312
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.250	04/15/21		4,775	4,780,969
Gtd. Notes, 144A(aa)	5.625	03/01/24		2,783	2,727,340
Gtd. Notes, 144A(aa)	5.875	04/15/23		425	420,750
TEGNA, Inc., Gtd. Notes(aa)	6.375	10/15/23		4,120	4,181,800

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	29

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Tempur Sealy International, Inc., Gtd. Notes(aa)	5.625%	10/15/23	3,270	$3,245,475
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	7.500	01/01/22	2,225	2,311,775
Sr. Sec’d. Notes(aa)	4.375	10/01/21	175	174,781
Sr. Sec’d. Notes(aa)	4.750	06/01/20	1,825	1,838,688
Sr. Unsec’d. Notes(aa)	6.750	02/01/20	550	568,535
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	7,875	7,747,031
Sr. Unsec’d. Notes(aa)	8.125	04/01/22	2,575	2,694,094
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(aa)	11.375	12/01/21	5,935	6,246,587
TPC Group, Inc., Sr. Sec’d. Notes, 144A(aa)	8.750	12/15/20	1,000	990,300
TransDigm, Inc., Gtd. Notes(aa)	6.000	07/15/22	3,325	3,349,937
TRI Pointe Group, Inc., Gtd. Notes(aa)	4.875	07/01/21	2,900	2,856,500
U.S. Concrete, Inc., Gtd. Notes(aa)	6.375	06/01/24	4,800	4,660,800
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	05/15/23	3,095	2,893,825
Sr. Sec’d. Notes, 144A(aa)	6.750	09/15/22	5,488	5,508,580
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A(aa)	6.750	06/15/22	400	406,000
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes(aa)	8.000	10/15/23	878	947,700
Vistra Energy Corp., Gtd. Notes	7.375	11/01/22	2,025	2,106,000
William Lyon Homes, Inc.,
Gtd. Notes(aa)	6.000	09/01/23	2,225	2,030,313
Gtd. Notes(aa)	7.000	08/15/22	1,900	1,909,500
WPX Energy, Inc.,
Sr. Unsec’d. Notes(aa)	6.000	01/15/22	275	279,125
Sr. Unsec’d. Notes(aa)	8.250	08/01/23	550	611,875
XPO Logistics, Inc.,
Gtd. Notes, 144A(aa)	6.125	09/01/23	250	253,905
Gtd. Notes, 144A(aa)	6.500	06/15/22	845	862,956
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(aa)	6.000	04/01/23	4,735	4,758,675
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(aa)	9.875	06/15/23	4,605	4,892,812

				466,082,254

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Zambia 0.7%
First Quantum Minerals Ltd., Gtd. Notes, 144A(aa)	7.000%	02/15/21		4,380	$4,369,050

TOTAL CORPORATE BONDS (cost $673,407,949)					661,924,092

SOVEREIGN BONDS 12.3%

Argentina 1.1%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	4.625	01/11/23		2,435	2,088,012
Sr. Unsec’d. Notes	5.625	01/26/22		1,750	1,588,125
Sr. Unsec’d. Notes	6.875	04/22/21		770	735,350
Provincia de Buenos Aires, Sr. Unsec’d. Notes	9.950	06/09/21		2,915	2,846,527

					7,258,014

Armenia 0.1%
Republic of Armenia International Bond, Sr. Unsec’d. Notes	6.000	09/30/20		370	378,007

Azerbaijan 0.1%
Republic of Azerbaijan International Bond, Sr. Unsec’d. Notes	4.750	03/18/24		640	649,869

Bahrain 1.0%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	5.500	03/31/20		1,840	1,853,800
Sr. Unsec’d. Notes	5.875	01/26/21		3,300	3,367,122
Sr. Unsec’d. Notes	6.125	07/05/22		850	881,875
Sr. Unsec’d. Notes, 144A	5.875	01/26/21		660	673,424

					6,776,221

Belarus 0.1%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875	02/28/23		490	505,886

Brazil 0.3%
Brazilian Government International Bond, Sr. Unsec’d. Notes(aa)	2.875	04/01/21	EUR	1,400	1,678,455

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	31

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500%	05/06/21		1,405	$1,455,580

Ecuador 0.7%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	10.500	03/24/20		1,100	1,144,770
Sr. Unsec’d. Notes	10.750	03/28/22		3,270	3,455,409

					4,600,179

Egypt 0.6%
Egypt Government International Bond,
Sr. Unsec’d. Notes	5.577	02/21/23		595	576,957
Sr. Unsec’d. Notes, MTN	6.125	01/31/22		3,215	3,205,812

					3,782,769

El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750	01/24/23		1,530	1,608,336

Ghana 0.3%
Ghana Government International Bond, Sr. Unsec’d. Notes	7.875	08/07/23		1,550	1,610,388

Iraq 0.3%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		2,065	2,058,722

Ivory Coast 0.1%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.125	06/15/25	EUR	840	949,443

Lebanon 0.8%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22		2,000	1,738,680
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22		2,550	2,221,417
Sr. Unsec’d. Notes, GMTN	5.450	11/28/19		805	787,258
Sr. Unsec’d. Notes, GMTN	6.000	05/20/19		500	497,500

					5,244,855

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mongolia 0.4%
Mongolia Government International Bond,
Sr. Unsec’d. Notes	5.625%	05/01/23		1,135	$1,112,209
Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		270	295,835
Sr. Unsec’d. Notes, EMTN	10.875	04/06/21		1,085	1,204,141

					2,612,185

Namibia 0.1%
Namibia International Bonds, Sr. Unsec’d. Notes	5.500	11/03/21		425	428,206

Nigeria 0.4%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	6.375	07/12/23		1,340	1,354,566
Sr. Unsec’d. Notes	6.750	01/28/21		895	921,886

					2,276,452

Pakistan 0.5%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	7.250	04/15/19		620	621,674
Sr. Unsec’d. Notes	8.250	04/15/24		1,240	1,319,298
Third Pakistan International Sukuk Co. Ltd. (The),
Sr. Unsec’d. Notes	5.500	10/13/21		775	766,436
Sr. Unsec’d. Notes	5.625	12/05/22		870	852,774

					3,560,182

Sri Lanka 0.5%
Sri Lanka Government International Bond, Sr. Unsec’d. Notes	5.875	07/25/22		3,300	3,246,068

Turkey 3.3%
Export Credit Bank of Turkey,
Sr. Unsec’d. Notes	4.250	09/18/22		1,500	1,386,708
Sr. Unsec’d. Notes	5.000	09/23/21		1,140	1,100,244
Sr. Unsec’d. Notes	5.875	04/24/19		4,495	4,495,899
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.125	05/18/20	EUR	150	177,958
Sr. Unsec’d. Notes	5.125	03/25/22		1,500	1,477,011
Sr. Unsec’d. Notes	5.625	03/30/21		1,910	1,929,100
Sr. Unsec’d. Notes	6.250	09/26/22		3,070	3,116,050
Sr. Unsec’d. Notes	7.000	06/05/20		5,265	5,399,889

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	33

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Turkey (cont’d.)
Turkey Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.250%	12/23/23	1,000	$1,048,410
Sr. Unsec’d. Notes	7.500	11/07/19	1,430	1,459,229

				21,590,498

Ukraine 1.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	7.750	09/01/20	4,220	4,177,589
Sr. Unsec’d. Notes	7.750	09/01/21	2,475	2,430,896
Sr. Unsec’d. Notes	7.750	09/01/22	660	636,649
Sr. Unsec’d. Notes	7.750	09/01/23	525	500,194

				7,745,328

TOTAL SOVEREIGN BONDS (cost $80,186,416)				80,015,643

			Shares

COMMON STOCK 0.1%

Colombia
Frontera Energy Corp. (cost $878,862)			44,076	394,890

TOTAL LONG-TERM INVESTMENTS (cost $917,468,167)				903,628,760

SHORT-TERM INVESTMENT 0.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $5,305,425)(w)			5,305,425	5,305,425

TOTAL INVESTMENTS 139.4% (cost $922,773,592)				908,934,185
Liabilities in excess of other assets(z) (39.4)%				(257,121,978)

NET ASSETS 100.0%				$651,812,207

See Notes to Financial Statements.

34

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OJSC—Open Joint-Stock Company

OTC—Over-the-counter

PIK—Payment-in-Kind

EUR—Euro

GBP—British Pound

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $15,823,924 and 2.4% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $553,364,108 segregated as collateral for amount of $263,000,000 borrowed and outstanding as of January 31, 2019.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $249,375. The aggregate value of $236,250 is 0.0% of net assets.
(kk)	Represents an escrow position to be exchanged for an equity security as part of a bond restructuring.
(p)	Interest rate not available as of January 31, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at January 31, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/19	Bank of America, N.A.	GBP	1,330	$1,700,000	$1,744,748	$44,748	$—
Expiring 02/04/19	Citibank, N.A.	GBP	625	800,000	820,033	20,033	—
Expiring 02/04/19	Goldman Sachs International	GBP	2,356	3,000,000	3,090,871	90,871	—
Expiring 02/04/19	Morgan Stanley & Co. International PLC	GBP	49,115	64,684,196	64,431,068	—	(253,128)
Euro,
Expiring 02/04/19	HSBC Bank USA, N.A.	EUR	2,257	2,600,000	2,584,431	—	(15,569)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	EUR	80,865	92,466,645	92,586,941	120,296	—

				$165,250,841	$165,258,092	275,948	(268,697)

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	35

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/19	Morgan Stanley & Co. International PLC	GBP	53,426	$67,553,424	$70,086,720	$—	$(2,533,296)
Expiring 03/04/19	JPMorgan Chase Bank, N.A.	GBP	493	649,381	647,536	1,845	—
Expiring 03/04/19	Morgan Stanley & Co. International PLC	GBP	49,115	64,779,234	64,518,015	261,219	—
Euro,
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	EUR	83,122	95,008,235	95,171,372	—	(163,137)
Expiring 03/04/19	JPMorgan Chase Bank, N.A.	EUR	80,865	92,683,282	92,793,750	—	(110,468)

				$320,673,556	$323,217,393	263,064	(2,806,901)

						$539,012	$(3,075,598)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans
Canada	$—	$1,786,500	$7,981,337
France	—	20,938,161	—
Germany	—	2,946,641	—
Luxembourg	—	7,661,876	—
Netherlands	—	231,195	—
Saint Lucia	—	2,571,641	—
Sweden	—	3,686,786	—
United Kingdom	—	15,978,327	—
United States	—	91,647,209	5,864,462
Corporate Bonds
Argentina	—	4,247,563	—

See Notes to Financial Statements.

36

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds (continued)
Bahrain	$—	$403,159	$—
Brazil	—	11,075,396	—
Canada	—	42,023,199	—
Chile	—	3,329,667	—
China	—	595,312	—
France	—	10,213,654	—
Germany	—	13,093,831	—
Guatemala	—	1,033,346	—
India	—	656,429	—
Indonesia	—	5,436,508	—
Ireland	—	12,574,223	—
Israel	—	1,684,857	—
Italy	—	2,707,043	—
Jamaica	—	1,824,300	—
Luxembourg	—	10,014,962	—
Mexico	—	1,257,750	—
Netherlands	—	7,150,045	—
Puerto Rico	—	3,565,350	—
Russia	—	15,394,059	—
South Africa	—	6,707,756	—
Sweden	—	869,515	—
Turkey	—	3,898,717	—
United Kingdom	—	31,716,147	—
United States	—	464,104,129	1,978,125
Zambia	—	4,369,050	—
Sovereign Bonds
Argentina	—	7,258,014	—
Armenia	—	378,007	—
Azerbaijan	—	649,869	—
Bahrain	—	6,776,221	—
Belarus	—	505,886	—
Brazil	—	1,678,455	—
Dominican Republic	—	1,455,580	—
Ecuador	—	4,600,179	—
Egypt	—	3,782,769	—
El Salvador	—	1,608,336	—
Ghana	—	1,610,388	—
Iraq	—	2,058,722	—
Ivory Coast	—	949,443	—
Lebanon	—	5,244,855	—
Mongolia	—	2,612,185	—
Namibia	—	428,206	—
Nigeria	—	2,276,452	—
Pakistan	—	3,560,182	—
Sri Lanka	—	3,246,068	—
Turkey	—	21,590,498	—
Ukraine	—	7,745,328	—

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	37

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stock
Colombia	$394,890	$—	$—
Affiliated Mutual Fund	5,305,425	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(2,536,586)	—

Total	$5,700,315	$884,873,360	$15,823,924

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 07/31/18	$10,245,216	$—
Realized gain (loss)	5	—
Change in unrealized appreciation (depreciation)	(132,947)	1,978,125
Purchases/Exchanges/Issuances	3,780,625	—
Sales/Paydowns	(42,949)	—
Accrued discount/premium	(4,151)	—
Transfers into of Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 01/31/19	$13,845,799	$1,978,125

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(132,947)	$1,978,125

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2019	Valuation Methodology	Unobservable Inputs
Bank Loans	$13,845,799	Market Approach	Single Broker Indicative Quote
Corporate Bonds	1,978,125	Formula Pricing	Single Broker Indicative Quote

	$15,823,924

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Media	16.2%
Sovereign Bonds	12.3
Oil & Gas	8.8
Telecommunications	8.7%
Retail	8.6
Healthcare-Services	7.4

See Notes to Financial Statements.

38

Industry Classification (continued):

Home Builders	7.2%
Chemicals	6.2
Software	5.6
Entertainment	5.4
Commercial Services	5.2
Computers	4.3
Diversified Financial Services	4.0
Aerospace & Defense	3.2
Electric	3.1
Building Materials	2.9
Mining	2.4
Foods	2.3
Pharmaceuticals	2.3
Banks	2.3
Auto Parts & Equipment	1.8
Internet	1.7
Engineering & Construction	1.6
Lodging	1.5
Real Estate Investment Trusts (REITs)	1.3
Trucking & Leasing	1.3
Iron/Steel	1.2
Packaging & Containers	1.1
Metal Fabricate/Hardware	1.1
Auto Manufacturers	0.9
Leisure Time	0.8
Affiliated Mutual Fund	0.8
Household Products/Wares	0.8
Machinery-Diversified	0.8%
Cosmetics/Personal Care	0.8
Advertising	0.6
Home Furnishings	0.5
Gas	0.4
Transportation	0.3
Distribution/Wholesale	0.3
Insurance	0.3
Environmental Control	0.3
Restaurant	0.2
Housewares	0.1
Healthcare-Products	0.1
Forest Products & Paper	0.1
Textiles	0.1
Oil & Gas Services	0.1
Oil, Gas & Consumable Fuels	0.1
Miscellaneous Manufacturing	0.0 *
Beverages	0.0 *

139.4
Liabilities in excess of other assets	(39.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$539,012	Unrealized depreciation on OTC forward foreign currency exchange contracts	$3,075,598

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	39

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts
Foreign exchange contracts	$7,390,736

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts
Foreign exchange contracts	$(3,243,555)

For the six months ended January 31, 2019, the Fund’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts—Purchased(1)
$166,478,123

Forward Foreign Currency Exchange Contracts—Sold(1)	Cross Currency Exchange Contracts(2)
$329,743,453	$285,384

(1)	Value at Settlement Date.
(2)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

40

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$44,748	$—	$44,748	$—	$44,748
Citibank, N.A.	20,033	—	20,033	—	20,033
Goldman Sachs International	90,871	—	90,871	—	90,871
HSBC Bank USA, N.A.	—	(15,569)	(15,569)	—	(15,569)
JPMorgan Chase Bank, N.A.	122,141	(273,605)	(151,464)	151,464	—
Morgan Stanley & Co. International PLC	261,219	(2,786,424)	(2,525,205)	2,525,205	—

	$539,012	$(3,075,598)	$(2,536,586)	$2,676,669	$140,083

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	41

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $917,468,167)	$903,628,760
Affiliated investments (cost $5,305,425)	5,305,425
Cash	406,567
Foreign currency, at value (cost $5,873,216)	5,910,096
Cash segregated for counterparty—OTC	3,370,000
Dividends and interest receivable	12,834,254
Receivable for investments sold	3,395,206
Unrealized appreciation on OTC forward foreign currency exchange contracts	539,012
Due from broker	260,000
Prepaid expenses	3,501

Total Assets	935,652,821

Liabilities
Loan payable	263,000,000
Payable for investments purchased	16,069,433
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,075,598
Loan interest payable	738,927
Management fee payable	653,031
Accrued expenses and other liabilities	252,961
Deferred directors’ fees	50,664

Total Liabilities	283,840,614

Net Assets	$651,812,207

Net assets were comprised of:
Common stock, at par	$40,924
Paid-in capital in excess of par	775,223,199
Total distributable earnings (loss)	(123,451,916)

Net assets, January 31, 2019	$651,812,207

Net asset value and redemption price per share ($651,812,207 ÷ 40,923,879 shares of common stock issued and outstanding)	$15.93

See Notes to Financial Statements.

42

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Interest income	$26,848,856
Affiliated dividend income	84,532
Unaffiliated dividend income (net of $1,641 foreign withholding tax)	9,296

Total income	26,942,684

Expenses
Management fee	3,925,597
Loan interest and commitment expense	4,078,718
Custodian and accounting fees	96,592
Shareholders’ reports	35,155
Legal fees and expenses	28,338
Audit fee	24,110
Registration fees	21,146
Directors’ fees	11,367
Transfer agent’s fees and expenses	11,116
Miscellaneous	100,516

Total expenses	8,332,655

Net investment income (loss)	18,610,029

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(2,685,127)
Forward and cross currency contract transactions	7,390,736
Foreign currency transactions	(717,662)

3,987,947

Net change in unrealized appreciation (depreciation) on:
Investments	(8,833,646)
Forward currency contracts	(3,243,555)
Foreign currencies	(130,380)
Unfunded loan commitment	107,143

(12,100,438)

Net gain (loss) on investment and foreign currency transactions	(8,112,491)

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,497,538

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	43

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$18,610,029	$35,368,292
Net realized gain (loss) on investment and foreign currency transactions		3,987,947	1,557,920
Net change in unrealized appreciation (depreciation) on investments and foreign currencies		(12,100,438)	(10,910,291)

Net increase (decrease) in net assets resulting from operations		10,497,538	26,015,921

Dividends and Distributions
Distributions from distributable earnings*		(20,257,320)	—

Tax return of capital distributions		—	(4,620,599)

Dividends from net investment income		*	(38,042,545)

Total increase (decrease)		(9,759,782)	(16,647,223)

Net Assets:
Beginning of period		661,571,989	678,219,212

End of period(a)		$651,812,207	$661,571,989

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$(1,269,899)

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

44

Statement of Cash Flows

For the Six Months Ended January 31, 2019

Cash Flows Provided by / (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$10,497,538

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Proceeds from disposition of long-term portfolio investments	217,556,566
Purchases of long-term portfolio investments	(221,551,760)
Net proceeds (purchases) of short-term portfolio investments	(1,086,315)
Net realized (gain) loss on investment transactions	2,685,127
Net realized (gain) loss on forward and cross currency contracts	(7,390,736)
Net realized (gain) loss on foreign currency transactions	717,662
Net change in unrealized (appreciation) depreciation of investments	8,833,646
Net change in unrealized (appreciation) depreciation on forward currency contracts	3,243,555
Net change in unrealized (appreciation) depreciation on foreign currencies	130,380
Net change in unrealized (appreciation) depreciation on unfunded loan commitment	(107,143)
(Increase) Decrease in Assets:
Cash segregated for counterparty—OTC	(3,370,000)
Dividends and interest receivable	(158,119)
Receivable for investments sold	494,734
Due from broker	(260,000)
Prepaid expenses	(3,448)
Increase (Decrease) in Liabilities:
Payable for investments purchased	973,568
Loan interest payable	130,773
Management fee payable	(1,735)
Accrued expenses and other liabilities	117,628
Deferred directors’ fees	1,450
Dividends payable	(150,379)

Total adjustments	805,454

Cash provided by (used for) operating activities	11,302,992

Cash provided by (used for) financing activities:
Increase in borrowing	5,000,000
Cash paid on distributions from distributable earnings	(20,257,320)

Cash provided by (used for) financing activities	(15,257,320)

Effect of exchange rate changes	6,542,694

Net increase (decrease) in cash and foreign currency	2,588,366
Cash at beginning of period, including foreign currency	3,728,297

Cash at end of period, including foreign currency	$6,316,663

Supplemental disclosure of cash flow information
Cash paid during the period for interest expense	$3,947,945

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	45

Notes to Financial Statements (unaudited)

PGIM Global High Yield Fund, Inc. (the “Fund”), formerly PGIM Global Short Duration High Yield, Inc., is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund was incorporated as a Maryland corporation on July 23, 2012.

The investment objective of the Fund is to provide a high level of current income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

46

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

PGIM Global High Yield Fund, Inc.	47

Notes to Financial Statements (unaudited) (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest without limit in illiquid securities, including those which are restricted as to disposition under federal securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

48

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM Global High Yield Fund, Inc.	49

Notes to Financial Statements (unaudited) (continued)

Bank Loans: The Fund invests in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt

50

securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

Payment-In-Kind: The Fund invests in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK securities and accreting discounts and amortizing premiums on debt obligations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual

PGIM Global High Yield Fund, Inc.	51

Notes to Financial Statements (unaudited) (continued)

taxable income for the calendar year and 98.2% of its net capital gains for a one-year period ending on October 31 exceed the distributions from such taxable income and net capital gains for the calendar year. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund intends to make a level dividend distribution each month to the holders of common stock. The level dividend rate may be modified by the Board from time to time, and will be based upon the past and projected performance and expenses of the Fund. The Fund intends to also make a distribution during or with respect to each calendar year (which may be combined with a regular monthly distribution), which will generally include any net investment income and net realized capital gain for the year not otherwise distributed.

PGIM Investments has received an order from the Securities and Exchange Commission (the “SEC”) granting the Fund an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by PGIM Investments to include realized long-term capital gains as a part of their respective regular distributions to the holders of common stock more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). The Fund intends to rely on this exemptive order. The Board may, at the request of PGIM Investments, adopt a managed distribution policy.

Dividends and distributions to stockholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the

52

Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.85% of the average daily value of the Fund’s investable assets. “Investable assets” refers to the net assets attributable to the outstanding common stock of the Fund plus the liquidation preference of any outstanding preferred stock issued by the Fund, the principal amount of any borrowings and the principal on any debt securities issued by the Fund.

PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” notes section. For the reporting period ended January 31, 2019, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2019, were $221,551,760 and $218,224,172, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended January 31, 2019, is presented as follows:

PGIM Global High Yield Fund, Inc.	53

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,219,110	$116,641,163	$115,554,848	$—	$—	$5,305,425	5,305,425	$84,532

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2019 were as follows:

Tax Basis	$927,583,850

Gross Unrealized Appreciation	4,665,171
Gross Unrealized Depreciation	(25,851,422)

Net Unrealized Depreciation	$(21,186,251)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2018 of approximately $103,925,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

There are 1 billion shares of $0.001 par value common stock authorized. As of January 31, 2019, Prudential owned 8,751 shares of the Fund.

For the reporting period ended January 31, 2019, the Fund did not issue any shares of common stock in connection with the Fund’s dividend reinvestment plan.

54

7. Borrowings and Re-hypothecation

The Fund currently is a party to a committed credit facility (the “credit facility”) with a financial institution. The credit facility provides for a maximum commitment of $300 million or 50% of the net asset value based on the most recent fiscal year end. Interest on any borrowings under the credit facility is payable at the negotiated rates. The Fund’s obligations under the credit facility are secured by the assets of the Fund segregated for the purpose of securing the amount borrowed. The purpose of the credit facility is to provide the Fund with portfolio leverage and to meet its general cash flow requirements.

The Fund utilized the credit facility during the reporting period ended January 31, 2019. The average daily outstanding loan balance for the 184 days that the Fund utilized the facility during the period was $265,581,522, borrowed at a weighted average interest rate of 3.00%. The maximum loan balance outstanding during the period was $268,000,000. At January 31, 2019, the Fund had an outstanding loan balance of $263,000,000.

Re-hypothecation: The credit facility agreement permits, subject to certain conditions, the financial institution to re-hypothecate, up to the amount outstanding under the facility, portfolio securities segregated by the Fund as collateral. The Fund continues to receive interest on re-hypothecated securities. The Fund also has the right under the agreement to recall the re-hypothecated securities from the financial institution on demand. If the financial institution fails to deliver the recalled security in a timely manner, the Fund will be compensated by the financial institution for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by the financial institution, the Fund, upon notice to the financial institution, may reduce the loan balance outstanding by the value of the recalled security failed to be returned plus accrued interest. The Fund will receive a portion of the fees earned by the financial institution in connection with the rehypothecation of portfolio securities. Such earnings are disclosed in the Statement of Operations under Other income. As of January 31, 2019, there were no earnings to be disclosed.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Subadviser’s ability to analyze

PGIM Global High Yield Fund, Inc.	55

Notes to Financial Statements (unaudited) (continued)

and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the Subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no

56

willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

PGIM Global High Yield Fund, Inc.	57

Notes to Financial Statements (unaudited) (continued)

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

10. Subsequent Event

Dividends to Shareholders: On March 8, 2019, the Fund declared monthly dividends of $0.10 per share payable on March 29, 2019, April 30, 2019 and May 31, 2019, respectively, to shareholders of record on March 22, 2019, April 18, 2019 and May 17, 2019, respectively. The ex-dates are March 21, 2019, April 17, 2019 and May 16, 2019, respectively.

58

Financial Highlights (unaudited)

	Six Months Ended January 31,		Year Ended July 31,
	2019(a)		2018(a)	2017(a)	2016	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$16.17		$16.57	$16.58	$17.07	$18.45	$18.70
Income (loss) from investment operations:
Net investment income (loss)	0.45		0.86	0.97	1.03	1.15	1.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.19)		(0.22)	0.21	(0.18)	(0.78)	0.02
Total from investment operations	0.26		0.64	1.18	0.85	0.37	1.25
Less Dividends and Distributions:
Dividends from net investment income	(0.50)		(0.93)	(1.19)	(1.34)	(1.75)	(1.50)
Tax return of capital distributions	-		(0.11)	-	-	-	-
Total dividends and distributions	(0.50)		(1.04)	(1.19)	(1.34)	(1.75)	(1.50)
Fund share transactions:
Common stock offering costs reimbursed (charged) to paid-in capital in excess of par	-		-	-	-	-	- (b)
Net asset value, end of period	$15.93		$16.17	$16.57	$16.58	$17.07	$18.45
Market price, end of period	$13.85		$13.63	$15.11	$15.38	$14.70	$16.94
Total Return(c):	5.40%		(2.96)%	6.31%	14.69%	(3.28)%	7.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$651,812		$661,572	$678,219	$678,556	$698,589	$755,151
Average net assets (000)	$650,585		$666,960	$678,323	$669,729	$720,504	$769,943
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	2.54%	(f)	2.15%	1.94%	1.74%	1.61%	1.60%
Expenses before waivers and/or expense reimbursement(e)	2.54%	(f)	2.15%	1.94%	1.74%	1.61%	1.60%
Net investment income (loss)	5.67%	(f)	5.30%	5.86%	6.27%	6.53%	6.56%
Portfolio turnover rate(g)	24%		67%	66%	59%	62%	65%
Asset coverage	348%		356%	368%	342%	354%	339%
Total debt outstanding at period-end (000)	$263,000		$258,000	$253,000	$280,000	$275,000	$316,000

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	59

Financial Highlights (unaudited) (continued)

(e)

Includes interest expense of 1.24% for the six months ended January 31, 2019, interest expense of 0.91% for the year ended July 31, 2018, interest expense of 0.64% and a tax expense of 0.04% for the year ended July 31, 2017, interest expense of 0.45% and a tax expense of 0.02% for the year ended July 31,2016, interest expense of 0.36% for the year ended July 31, 2015 and 0.36% for the year ended July 31, 2014.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

60

Other Information (unaudited)

Dividend Reinvestment Plan. Unless a holder of common stock elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on common stock will be automatically reinvested by the Plan Administrator pursuant to the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional common stock. The holders of common stock who elect not to participate in the Plan will receive all dividends and other distributions (together, a “Dividend”) in cash paid by check mailed directly to the stockholder of record (or, if the common stock is held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the Dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared Dividend. Such notice will be effective with respect to a particular Dividend. Some brokers may automatically elect to receive cash on behalf of the holders of common stock and may re-invest that cash in additional common stock.

The Plan Administrator will open an account for each common stockholder under the Plan in the same name in which such common stockholder’s common stock is registered. Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common stock. The common stock will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common stock from the Fund (“Newly Issued common stock”) or (ii) by purchase of outstanding common stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price of the common stock plus per share fees (as defined below) is equal to or greater than the NAV per share of common stock (such condition being referred to as “market premium”), the Plan Administrator will invest the Dividend amount in Newly Issued common stock on behalf of the participants. The number of Newly Issued common stock to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per share of common stock on the payment date, provided that, if the NAV per share of common stock is less than or equal to 95% of the closing market price per share of common stock on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common stock on the payment date. If, on the payment date for any Dividend, the NAV per share of common stock is greater than the closing market value per share of common stock plus per share fees (such condition being referred to as “market discount”), the Plan Administrator will invest the Dividend amount in shares of common stock acquired on behalf of the participants in Open-Market Purchases.

PGIM Global High Yield Fund, Inc.	61

Other Information (continued)

“Per share fees” include any applicable brokerage commissions the Plan Administrator is required to pay.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common stock trades on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in common stock acquired in Open-Market Purchases on behalf of participants. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per share of common stock exceeds the NAV per share of common stock, the average per share purchase price paid by the Plan Administrator for common stock may exceed the NAV per share of the common stock, resulting in the acquisition of fewer shares of common stock than if the Dividend had been paid in Newly Issued common stock on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued common stock at the NAV per share of common stock at the close of business on the Last Purchase Date, provided that, if the NAV is less than or equal to 95% of the then current market price per share of common stock, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by stockholders for tax records. Common stock in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each stockholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of the holders of common stock such as banks, brokers or nominees that hold shares of common stock for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares of common stock certified from time to time by the record stockholder’s name and held for the account of beneficial owners who participate in the Plan.

The Plan Administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Fund. If a participant elects by written, Internet or telephonic notice to the

62

Plan Administrator to have the Plan Administrator sell part or all of the shares held by the Plan Administrator in the participant’s account and remit the proceeds to the participant, the Plan Administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share fee. If a participant elects to sell his or her shares of common stock, the Plan Administrator will process all sale instructions received no later than five business days after the date on which the order is received by the Plan Administrator, assuming the relevant markets are open and sufficient market liquidity exists (and except where deferral is required under applicable federal or state laws or regulations). Such sale will be made through the Plan Administrator’s broker on the relevant market and the sale price will not be determined until such time as the broker completes the sale. In every case the price to the participant shall be the weighted average sale price obtained by the Plan Administrator’s broker net of fees for each aggregate order placed by the participant and executed by the broker. To maximize cost savings, the Plan Administrator will seek to sell shares in round lot transactions. For this purpose the Plan Administrator may combine a participant’s shares with those of other selling participants.

There will be no brokerage charges with respect to shares of common stock issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. Each participant will be charged a per share fee (currently $0.05 per share) on all Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “Tax Matters.” Participants that request a sale of common stock through the Plan Administrator are subject to brokerage commissions.

Each participant may terminate the participant’s account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.computershare.com/investor, by filling out the transaction request form located at the bottom of the participant’s Statement and sending it to the Plan Administrator or by calling the Plan Administrator. Such termination will be effective immediately if the participant’s notice is received by the Plan Administrator prior to any dividend or distribution record date. Upon any withdrawal or termination, the Plan Administrator will cause to be delivered to each terminating participant a statement of holdings for the appropriate number of the Fund’s whole book-entry shares of common stock and a check for the cash adjustment of any fractional share at the market value of the Fund’s shares of common stock as of the close of business on the date the termination is effective less any applicable fees. In the event a participant’s notice of termination is on or after a record date (but before payment date) for an account whose dividends are reinvested, the Plan Administrator, in its sole discretion, may either distribute such dividends in cash or reinvest them in shares of common stock on behalf of the terminating participant. In the event reinvestment is made, the Plan Administrator will

PGIM Global High Yield Fund, Inc.	63

Other Information (continued)

process the termination as soon as practicable, but in no event later than five business days after the reinvestment is completed. The Plan may be terminated by the Fund upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078 or by calling (toll free) 800-451-6788.

64

Supplemental Proxy Information (unaudited)

An Annual Meeting of Stockholders was held on March 8, 2019. At such meeting the stockholders elected the following Class I Directors:

Approval of Directors

Class I	Affirmative Votes Cast	Shares Against/Withheld
Ellen S. Alberding	20,463,704.500	4,428,268.500
Barry H. Evans	20,463,704.500	4,373,058.500
Stuart S. Parker	20,463,704.500	4,441,317.500
Brian K. Reid	20,463,704.500	4,463,192.500

PGIM Global High Yield Fund, Inc.	65

Privacy Notice

Prudential values your business and your trust. We respect the privacy of your personal information and take our responsibility to protect it seriously. This privacy notice is provided on behalf of the Prudential companies listed at the end of this notice (Prudential), and applies to our current and former customers. This notice describes how we treat the information we receive about you, including the ways in which we will share your personal information within Prudential and your right to opt out of such sharing.

Protecting Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. The people who are authorized to have access to your personal information need it to do their jobs, and we require them to keep that information secure and confidential.

Personal Information We Collect

We collect your personal information when you fill out applications and other forms, when you enter personal details on our websites, when you respond to our emails, and when you provide us information over the telephone. We also collect personal information that others give us about you. This information includes, for example:

•	name
•	address, email address, telephone number, and other contact information
•	income and financial information
•	Social Security number
•	transaction history
•	medical information for insurance applications
•	consumer reports from consumer reporting agencies
•	participant information from organizations that purchase products or services from us for the benefit of their members or employees

Using Your Information

We use your personal information for various business purposes, including:

•	normal everyday business purposes, such as providing services to you and administrating your account or policy
•	business research and analysis
•	marketing products and services of Prudential and other companies in which you may be interested
•	as required by law

Sharing Your Information

We may share your personal information, including information about your transactions and experiences, among Prudential companies and with other non-Prudential companies who perform services for us or on our behalf, for our everyday business purposes, such as providing services to you and administering your account or policy. We may also share your personal information with another financial institution if you agree that your account or policy can be transferred to that financial company.

We may share your personal information among Prudential companies so that the Prudential companies can market their products and services to you. We may also share consumer report information among Prudential companies which may include information about you from credit reports and certain information that we receive from you and from consumer reporting agencies or other third parties. You can limit this sharing by following the instructions described in this notice. For those customers who have one of our products through a plan sponsored by an employer or other organization, we will share your personal information in a manner consistent with the terms of the plan agreement or consistent with our agreement with you.

We may also share your personal information as permitted or required by law, including, for example, to law enforcement officials and regulators, in response to subpoenas, and to prevent fraud.

Unless you agree otherwise, we do not share your personal information with non-Prudential companies for them to market their products or services to you. We may tell you about a product or service that other companies offer and, if you respond, that company will know that we selected you to receive the information.

Limiting Our Sharing—Opt Out/Privacy Choice

You may tell us not to share your personal information among Prudential companies for marketing purposes, and not to share consumer report information among Prudential companies, by “opting out” of such sharing. To limit our sharing for these purposes:

•	visit us online at: www.prudential.com/privacyoptout
•	call us at: 1-877-248-4019

If you previously told us since 2016 not to share your personal information among Prudential companies for marketing purposes, or not to share your consumer report information among Prudential companies, you do not need to tell us not to share your information again.

You are not able to limit our ability to share your personal information among Prudential companies and with other non-Prudential companies for servicing and administration purposes.

Questions

If you have any questions about how we protect, use, and share your personal information or about this privacy notice, please call us. The toll-free number is 1-877-248-4019.

We reserve the right to modify this notice at any time. This notice is also available anytime at www.prudential.com.

This notice is being provided to customers and former customers of the Prudential companies listed below.

Insurance Companies and Insurance Company Separate Accounts

The Prudential Insurance Company of America; Prudential Annuities Life Assurance Corporation; Pruco Life Insurance Company; Pruco Life Insurance Company of New Jersey; Prudential Retirement Insurance and Annuity Company (PRIAC); CG Variable Annuity Separate Account; Prudential Legacy Insurance Company of New Jersey; All insurance company separate accounts that include the following names or are otherwise identified as maintained by an entity that includes the following names: Prudential, Pruco, or PRIAC

Insurance Agencies

Prudential Insurance Agency, LLC; Mullin TBG Insurance Agency Services, LLC;

Broker-Dealers and Registered Investment Advisers

AST Investment Services, Inc.; Prudential Annuities Distributors, Inc.; Global Portfolio Strategies, Inc.; Pruco Securities, LLC; PGIM, Inc.; Prudential Investment Management Services LLC; PGIM Investments LLC; Prudential Private Placement Investors, L.P., Prudential Customer Solutions LLC; Quantitative Management Associates LLC

Bank and Trust Companies

Prudential Bank & Trust, FSB; Prudential Trust Company

Investment Companies and Other Investment Vehicles

Prudential Mutual Funds; Prudential Capital Partners, L.P.; The Target Portfolio Trust; Advanced Series Trust; Prudential Private Placement Investors, Inc.; All funds that include the following names: Prudential, PCP, PGIM, or PCEP

Other Companies

Prudential Workplace Solutions Group Services, LLC; Prudential Mutual Fund Services LLC

Vermont Residents: We will not share information about your creditworthiness among Prudential companies, other than as permitted by Vermont law, unless you authorize us to make those disclosures.

Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Privacy Ed. 1/2019 D6021

∎ MAIL	∎ MAIL (OVERNIGHT)	∎ TELEPHONE
Computershare P.O. Box 30170 College Station, TX 77842-3170	Computershare 211 Quality Circle Suite 210 College Station, TX 77845	(800) 451-6788
∎ WEBSITE
pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 451-6788 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Computershare Trust Company, N.A.	PO Box 30170 College Station, TX 77842-3170

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sidley Austin LLP	787 Seventh Avenue New York, NY 10019

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global High Yield Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and the Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

CERTIFICATIONS
The Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the required annual certifications and the Fund has also included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act, on the Fund’s Form N-CSR filed with the Commission, for the period of this report.

This report is transmitted to shareholders of the Fund for their information. This is not a prospectus, circular, or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

PGIM GLOBAL HIGH YIELD FUND, INC.

NYSE	GHY
CUSIP	69346J106

PICE1001E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM Global High Yield Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 18, 2019